EMPLOYEE OPTIONS (Details) - Schedule of Nonvested Share Activity - $ / shares		9 Months Ended	12 Months Ended
	Jan. 02, 2015	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Nonvested Share Activity [Abstract]
Non-vested		45,834	46,350
Non-vested Weighted Average Grant-Date Fair Value		$ 10.00	$ 4.50
Granted	3,600	8,600	49,500	9,000
Granted		$ 13.00	$ 13.50	$ 5.00
Forfeited		(2,800)	(20,700)	(17,800)
Forfeited		$ (3.50)	$ (3.50)
Vested		(16,802)	(29,318)
Vested		$ (7.50)	$ (6.50)
Non-vested		34,832	45,834	46,350
Non-vested Weighted Average Grant-Date Fair Value		$ 12.00	$ 10.00	$ 4.50